Shareholder Fees	Apr. 28, 2025 USD ($)
Sweep Shares Prospectus | Schwab Government Money Fund | Sweep Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Prime Advantage Money Fund | Schwab Prime Advantage Money Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Prime Advantage Money Fund | Schwab Prime Advantage Money Fund | Ultra Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Government Money Fund - Investor & Ultra Shares | Schwab Government Money Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Government Money Fund - Investor & Ultra Shares | Schwab Government Money Fund | Ultra Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Treasury Obligations Money Fund | Schwab Treasury Obligations Money Fund | Ultra Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Treasury Money Fund | Schwab U.S. Treasury Money Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Treasury Money Fund | Schwab U.S. Treasury Money Fund | Ultra Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab AMT Tax-Free Money Fund | Schwab AMT Tax-Free Money Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab AMT Tax-Free Money Fund | Schwab AMT Tax-Free Money Fund | Ultra Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Municipal Money Fund | Schwab Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Municipal Money Fund | Schwab Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab California Municipal Money Fund | Schwab California Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab California Municipal Money Fund | Schwab California Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab New York Municipal Money Fund | Schwab New York Municipal Money Fund | Investor Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab New York Municipal Money Fund | Schwab New York Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0